SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchase of intangible assets		$ 2,705,677
Sino Dynamic Solutions Limited [Member]
Purchase of intangible assets		2,705,677	$ 3,599,144	$ 399,687
Support and maintenance costs	$ 459,893	$ 463,828	$ 926,156	$ 850,947